INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 2,847
Cost at end of year	3,699	$ 2,847
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	3,629	3,332
Acquisitions through business combinations	710	0
Additions, net of disposals	36	81
Foreign currency translation	282	216
Cost at end of year	$ 4,657	$ 3,629